consolidated statements of changes in owners' equity - CAD ($) shares in Millions, $ in Millions	Equity contributed, Common shares	Contributed surplus	Retained earnings	Accumulated other comprehensive income	Common equity	Non-controlling interests	Total
Balance (in shares) at Dec. 31, 2023	1,468
Balance at Dec. 31, 2023	$ 12,324	$ 997	$ 2,835	$ (44)	$ 16,112	$ 1,190	$ 17,302
Net income			993		993	(55)	938
Other comprehensive income			5	(61)	(56)	73	17
Dividends			(2,314)		(2,314)		(2,314)
Dividends reinvested and optional cash payments	$ 698				698		698
Dividends reinvested and optional cash payments (in shares)	32
Equity accounted share-based compensation	$ 88	25	1		114	9	123
Equity accounted share-based compensation (in shares)	3
Issue of Common Shares in business combination	$ 14				14		14
Issue of Common Shares in business combination (in shares)	1
Change in ownership interests of subsidiaries		59			59	(39)	20
Balance (in shares) at Dec. 31, 2024	1,504
Balance at Dec. 31, 2024	$ 13,124	1,081	1,520	(105)	15,620	1,178	16,798
Net income			1,113		1,113	(336)	777
Other comprehensive income			16	49	65	(11)	54
Dividends			(2,532)		(2,532)		(2,532)
Dividends reinvested and optional cash payments	$ 861				861		861
Dividends reinvested and optional cash payments (in shares)	42
Equity accounted share-based compensation	$ 89	40			129	1	130
Equity accounted share-based compensation (in shares)	3
Change in ownership interests of subsidiaries	$ 43	456		60	559	(28)	531
Change in ownership interests of subsidiaries (in shares)	2
Normal course issuer bid purchase of Common Shares	$ (21)		(19)		(40)		(40)
Normal course issuer bid purchase of Common Shares (in shares)	(2)
Balance (in shares) at Dec. 31, 2025	1,549
Balance at Dec. 31, 2025	$ 14,096	$ 1,577	$ 98	$ 4	$ 15,775	$ 804	$ 16,579